Related Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 12, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 27, 2020	Feb. 20, 2020	Jan. 24, 2020	Dec. 26, 2019	Nov. 27, 2019	Oct. 29, 2019	Sep. 27, 2019	Jul. 26, 2019	Jun. 18, 2019	Jun. 18, 2018	Apr. 12, 2017
Related Party Transactions (Textual)
Issued and outstanding shares, percentage		20.00%		20.00%
Founder shares outstanding (in Shares)	3,125,000
Business combination, description				The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (i) one year after the date of the consummation of the Business Combination, or (ii) the date on which the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after the Business Combination, or earlier, in each case, if subsequent to the Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.		The Initial Stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
Sponsor advanced an aggregate amount for working capital purposes		$ 164,850		$ 164,850			$ 164,850
Converted loans to warrants				1,500,000		$ 1,500,000
Promissory notes issued				600,000
v		4,744,958		4,744,958		3,017,650
Aggregate principal amount											$ 1,094,300	$ 1,094,300	$ 1,094,300
Borrowed amount		972,573		972,573
Loan convertible into warrants		$ 1,500,000		$ 1,500,000
Warrants at purchase price (in Dollars per share)		$ 1.00		$ 1.00
Sponsor monthly fee				$ 10,000		10,000
Fees for services		$ 30,000	$ 30,000	60,000	$ 60,000	120,000	110,000
Accounts payable and accrued expenses		90,000		90,000		$ 30,000	60,000
Working capital loans		$ 1,500,000		$ 1,500,000
Warrant exercise price (in Dollars per share)		$ 1.00		$ 1.00		$ 1.00
Aggregate of finance transaction costs									$ 490,000					$ 817,996		$ 817,996
Advances from related party							$ 143,302
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 1.00
Promissory Note [Member]
Related Party Transactions (Textual)
v		$ 572,735		$ 572,735
Aggregate principal amount		$ 1,390,730		$ 1,390,730
Aggregate of finance transaction costs																	$ 410,000
Promissory Note [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Textual)
Aggregate of finance transaction costs															$ 490,000
Founder Shares [Member]
Related Party Transactions (Textual)
Issuance of common stock to sponsor, shares (in Shares)	3,593,750	3,593,750		3,593,750														3,593,750
Issuance of common stock to sponsor		$ 25,000		$ 25,000														$ 25,000
Aggregate shares held by sponsor subject to forfeiture (in Shares)	468,750	3,593,750		3,593,750
Founder shares were forfeited (in Shares)	468,750			468,750
Issued and outstanding shares, percentage	20.00%
Founder shares outstanding (in Shares)	3,125,000
Sponsor [Member]
Related Party Transactions (Textual)
Aggregate principal amount		$ 900,000		$ 900,000		$ 900,000
Working capital loans						$ 1,500,000
Warrant exercise price (in Dollars per share)		$ 1.00		$ 1.00		$ 1.00
Aggregate of finance transaction costs		$ 490,000		$ 490,000		$ 490,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Textual)
Aggregate principal amount								$ 530,808		$ 530,808					$ 1,105,354
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions (Textual)
Aggregate principal amount		$ 3,354,228		$ 3,354,228